Employee Retirement and Severance Benefits (Amounts Recognized in Accumulated Other Comprehensive Income (Loss) Before Effect of Income Taxes) (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Japan
Accumulated Other Comprehensive Income (Loss) [Line Items]
Actuarial loss	¥ 267,355	¥ 221,106
Prior service credit	(48,392)	(57,430)
Defined Benefit Plan, Accumulated Other Comprehensive (Income) Loss, before Tax, Total	218,963	163,676
Foreign Plans
Accumulated Other Comprehensive Income (Loss) [Line Items]
Actuarial loss	95,121	105,883
Prior service credit	(227)	(3,638)
Defined Benefit Plan, Accumulated Other Comprehensive (Income) Loss, before Tax, Total	¥ 94,894	¥ 102,245